Equity and Noncontrolling Interests (Details 1) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Document Fiscal Year Focus									2015
Net Income (Loss) Attributable to Parent	$ (24)	$ 117	$ 70	$ 210	$ 76	$ (7)	$ 47	$ 246	$ 373	$ 362	$ 365
Transfers from Noncontrolling Interest:
Decrease in Willis Group Holdings’ paid-in capital for purchase of noncontrolling interest									(53)	0	(4)
Change from net income attributable to Willis Group Holdings and transfers from noncontrolling interests									320	$ 362	$ 361
Willis Group Holdings shareholders [Member]
Net Income (Loss) Attributable to Parent									$ 373